Annual Total Returns[BarChart] - Invesco VI Government Money Market Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	0.03%	0.03%	0.01%	0.01%	0.10%	0.56%	1.55%	1.90%	0.29%